Goodwill (Carrying Value of Goodwill by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 249,695	$ 249,947
Accumulated impairment losses, Beginning Balance	(202,532)	(202,532)
Goodwill, Net, Beginning Balance	47,163	47,415
Foreign currency translation adjustment	(219)	(252)
Goodwill, Ending balance	46,944	249,695
Accumulated impairment losses, Ending balance	0	(202,532)
Goodwill, Net, Ending balance	46,944	47,163
Operating Segments [Member] | Sohu [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	69,152	69,404
Accumulated impairment losses, Beginning Balance	(32,246)	(32,246)
Goodwill, Net, Beginning Balance	36,906	37,158
Foreign currency translation adjustment	(219)	(252)
Goodwill, Ending balance	36,687	69,152
Accumulated impairment losses, Ending balance	0	(32,246)
Goodwill, Net, Ending balance	36,687	36,906
Operating Segments [Member] | Changyou [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	180,543	180,543
Accumulated impairment losses, Beginning Balance	(170,286)	(170,286)
Goodwill, Net, Beginning Balance	10,257	10,257
Foreign currency translation adjustment	0	0
Goodwill, Ending balance	10,257	180,543
Accumulated impairment losses, Ending balance	0	(170,286)
Goodwill, Net, Ending balance	$ 10,257	$ 10,257